Basic and diluted net income per share (Schedule of Calculation of Basic and Diluted Net Income Per Share) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to the Company		$ 159,506	¥ 1,033,243	¥ 1,064,472	¥ 477,727
Net income attributable to common shareholders | ¥			1,033,243	1,064,472	477,727
Numerator for diluted income per share | ¥			¥ 1,033,243	¥ 1,064,472	¥ 477,727
Denominator:
Denominator for basic calculation-weighted average number of Class A and Class B common shares outstanding	[1]	1,125,189,978	1,125,189,978	1,153,140,699	1,122,475,688
Dilutive effect of share options		2,711,486	2,711,486	10,372,442	16,362,048
Dilutive effect of restricted shares				2,604,789	14,400,670
Dilutive effect of restricted share units		22,929,699	22,929,699	32,425,543	27,882,891
Denominator for diluted calculation (in shares)	[1]	1,150,831,163	1,150,831,163	1,198,543,473	1,181,121,297
Basic net income per share (in CNY/dollars per share) | (per share)	[1]	$ 0.14	¥ 0.92	¥ 0.92	¥ 0.43
Diluted net income per share (in CNY/dollars per share) | (per share)	[1]	$ 0.13	¥ 0.90	¥ 0.89	¥ 0.40
American Depository Shares [Member]
Denominator:
Denominator for basic calculation-weighted average number of Class A and Class B common shares outstanding	[1]	56,259,499	56,259,499	57,657,035	56,123,784
Denominator for diluted calculation (in shares)	[1]	57,541,558	57,541,558	59,927,174	59,056,065
Basic net income per share (in CNY/dollars per share) | (per share)	[1]	$ 2.84	¥ 18.37	¥ 18.46	¥ 8.51
Diluted net income per share (in CNY/dollars per share) | (per share)	[1]	$ 2.77	¥ 17.96	¥ 17.76	¥ 8.09

[1]	Each ADS represents 20 Class A common shares.